Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
	Jun. 30, 2025
CACM [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	New York, USA
Ownership percentage	100.00%
Color Metaverse [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Singapore
Ownership percentage	100.00%
Color Star Ohio [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Ohio, USA
Ownership percentage	100.00%
DMCC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	United Arab Emirates
Ownership percentage	100.00%
Model Queen [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%
Color Star Hainan [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	PRC	[1]
Ownership percentage	100.00%	[1]

[1]	Dissolved on May 15, 2025